Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors and senior management

			$ million
	2017	2016	2015
Total for all senior management and non-executive directors
Short-term employee benefits	29	28	33
Pensions and other post-retirement benefits	2	3	4
Share-based payments	29	39	36
Total	60	70	73
Remuneration of directors

			$ million
	2017	2016	2015
Total for all directors
Emoluments	9	10	10
Amounts received under incentive schemes[a]	9	14	14
Total	18	24	24
[a] Excludes amounts relating to past directors.